PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited)
1
Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99 .5%
Communication Services : 5 .0%
1,662,362
AT&T, Inc.
$ 28,143,789
4 .0
185,510
(1)
Pinterest, Inc. - Class A
6,808,217
1 .0
34,952,006
5 .0
Consumer Discretionary : 5 .2%
225,450  Las Vegas Sands
Corp.
12,291,534
1 .8
30,554
McDonald's Corp.
8,930,323
1 .3
43,349
PVH Corp.
5,924,508
0 .8
16,499
(1)
Ulta Beauty, Inc.
9,050,691
1 .3
36,197,056
5 .2
Consumer Staples : 9 .7%
607,501
Kenvue, Inc.
11,542,519
1 .6
392,020
Kraft Heinz Co.
13,830,466
2 .0
162,617
McCormick & Co., Inc.
11,197,807
1 .6
122,486  Mondelez International,
Inc. - Class A
8,950,052
1 .3
250,767  Philip Morris
International, Inc.
22,558,999
3 .2
68,079,843
9 .7
Energy : 7 .6%
285,070
BP PLC, ADR
9,974,599
1 .4
123,557  Chesapeake Energy
Corp.
10,228,049
1 .5
98,117
ConocoPhillips
11,042,087
1 .6
76,093
EOG Resources, Inc.
8,709,605
1 .3
90,976
Valero Energy Corp.
12,869,465
1 .8
52,823,805
7 .6
Financials : 19 .7%
94,508  Apollo Global
Management, Inc.
10,565,994
1 .5
58,335  Arthur J Gallagher &
Co.
14,229,657
2 .0
741,834
Bank of America Corp.
25,608,110
3 .6
344,356  Bank of New York
Mellon Corp.
19,314,928
2 .8
158,275  Hartford Financial
Services Group, Inc.
15,169,076
2 .2
132,463  Intercontinental
Exchange, Inc.
18,335,528
2 .6
158,064  Raymond James
Financial, Inc.
19,018,260
2 .7
259,434
SLM Corp.
5,404,010
0 .8
297,075
Truist Financial Corp.
10,391,684
1 .5
138,037,247
19 .7
Health Care : 18 .1%
152,035
Abbott Laboratories
18,037,432
2 .6
81,167
AbbVie, Inc.
14,289,450
2 .0
66,451
(2)
Alcon, Inc.
5,618,432
0 .8
125,734
(1)
Boston Scientific Corp.
8,324,848
1 .2
43,446
Cigna Group
14,603,938
2 .1
24,081
Elevance Health, Inc.
12,070,601
1 .7
27,008
HCA Healthcare, Inc.
8,418,394
1 .2
12,675
McKesson Corp.
6,608,872
0 .9
24,015
Stryker Corp.
8,382,916
1 .2
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Health Care: (continued)
29,598  Thermo Fisher
Scientific, Inc.
$ 16,876,188
2 .4
44,114  Universal Health
Services, Inc. - Class B
7,369,685
1 .1
14,979
(1)
Vertex
Pharmaceuticals, Inc.
6,302,265
0 .9
126,903,021
18 .1
Industrials : 11 .8%
36,858  Booz Allen Hamilton
Holding Corp.
5,444,295
0 .8
139,012
(1)
Copart, Inc.
7,388,488
1 .0
134,705
Emerson Electric Co.
14,393,229
2 .1
106,611
Ingersoll Rand, Inc.
9,736,783
1 .4
20,100
Parker-Hannifin Corp.
10,762,545
1 .5
42,246  Rockwell Automation,
Inc.
12,043,490
1 .7
16,036
(1)
Saia, Inc.
9,227,114
1 .3
92,770  United Parcel Service,
Inc. - Class B
13,754,080
2 .0
82,750,024
11 .8
Information Technology : 7 .4%
42,383
(1)
Advanced Micro
Devices, Inc.
8,159,999
1 .2
1,890  Constellation Software,
Inc.
5,261,878
0 .7
210,534
(1)
Dropbox, Inc. - Class A
5,042,289
0 .7
131,810  Micron Technology,
Inc.
11,943,304
1 .7
12,829  Roper Technologies,
Inc.
6,988,341
1 .0
25,411
(1)
Salesforce, Inc.
7,847,425
1 .1
52,316  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
6,731,500
1 .0
51,974,736
7 .4
Materials : 4 .3%
23,018  Air Products and
Chemicals, Inc.
5,387,133
0 .8
292,888
Alcoa Corp.
7,969,483
1 .1
81,749  CF Industries
Holdings, Inc.
6,598,779
1 .0
53,273
Crown Holdings, Inc.
4,081,777
0 .6
18,164  Reliance Steel &
Aluminum Co.
5,834,640
0 .8
29,871,812
4 .3
Real Estate : 4 .7%
66,365
Prologis, Inc.
8,844,464
1 .3
49,178  Ryman Hospitality
Properties, Inc.
5,826,609
0 .8
193,065
Welltower, Inc.
17,792,870
2 .6
32,463,943
4 .7
Utilities : 6 .0%
85,864
DTE Energy Co.
9,303,364
1 .3
137,123
Duke Energy Corp.
12,592,005
1 .8
162,115
NextEra Energy, Inc.
8,947,127
1 .3

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Large Cap Value Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Utilities: (continued)
178,401  Public Service
Enterprise Group, Inc.
$ 11,132,223
1 .6
41,974,719
6 .0
Total Common Stock
(Cost $583,663,779)
696,028,212
99 .5
WARRANTS : — %
Information Technology : — %
2,377
(3)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $—)
—
—
Total Long-Term
Investments
(Cost $583,663,779)
696,028,212
99 .5
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1 .9%
Repurchase Agreements : 0 .8%
1,373,388
(4)
Bank of America
Inc., Repurchase
Agreement dated
02/29/2024, 5.310%,
due 03/01/2024
(Repurchase
Amount $1,373,588,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market Value
plus accrued interest
$1,400,856, due
02/01/26-01/20/64)
1,373,388
0 .2
1,373,388
(4)
Bank of Montreal,
Repurchase
Agreement dated
02/29/2024, 5.300%,
due 03/01/2024
(Repurchase
Amount $1,373,587,
collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$1,400,856, due
06/01/30-03/01/54)
1,373,388
0 .2
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
1,373,388
(4)
BNP Paribas
S.A., Repurchase
Agreement dated
02/29/2024, 5.320%,
due 03/01/2024
(Repurchase
Amount $1,373,588,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
6.500%, Market Value
plus accrued interest
$1,400,856, due
02/15/30-02/01/54)
$ 1,373,388
0 .2
252,841
(4)
Daiwa Capital
Markets, Repurchase
Agreement dated
02/29/2024, 5.340%,
due 03/01/2024
(Repurchase
Amount $252,878,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.000%, Market
Value plus accrued
interest $257,898, due
04/11/24-03/01/54)
252,841
0.0
1,373,388
(4)
Nomura Securities,
Repurchase
Agreement dated
02/29/2024, 5.310%,
due 03/01/2024
(Repurchase
Amount $1,373,588,
collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 1.750%-
6.500%, Market Value
plus accrued interest
$1,400,856, due
10/01/27-11/20/53)
1,373,388
0 .2
Total Repurchase
Agreements
(Cost $5,746,393)
5,746,393
0 .8

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Large Cap Value Fund
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : (continued)
Mutual Funds : 1 .1%
7,458,000
(5)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
5.190%
(Cost $7,458,000) $ 7,458,000 1 .1
Total Short-Term
Investments
(Cost $13,204,393)
$ 13,204,393
1 .9
Total Investments in
Securities
(Cost $596,868,172) $ 709,232,605 101 .4
Liabilities in Excess
of Other Assets (9,609,137) (1.4)
Net Assets $ 699,623,468 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Security, or a portion of the security, is on loan.
(3)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)
Rate shown is the 7-day yield as of February 29, 2024.

PORTFOLIO OF INVESTMENTS
as of February 29, 2024 (Unaudited) (continued)

Voya Large Cap Value Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 29, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 29, 2024
Asset Table
Investments, at fair value
Common Stock* $ 696,028,212 $ — $ — $ 696,028,212
Warrants — — — —
Short-Term Investments 7,458,000 5,746,393 — 13,204,393
Total Investments, at fair value $ 703,486,212 $ 5,746,393 $ — $ 709,232,605
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 124,115,974
Gross Unrealized Depreciation (11,751,542)
Net Unrealized Appreciation $ 112,364,432